THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI U.S. Small Cap Equity Fund

Class I Shares (Ticker: SCLVX)
Class A Shares (Ticker: LVSMX)
Class C Shares (Ticker: SMLVX)

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)
Class A Shares (Ticker: SGLAX)
Class C Shares (Ticker: SGLOX)

Supplement dated April 30, 2020

to the Prospectus dated February 28, 2020

The following supplements the information in the Prospectus section entitled “Additional Information About Each Fund’s Investments and Risks”:

Market Risk. A Fund’s NAV and investment return will fluctuate based upon changes in the value of its investments. The market value of a Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. There is no assurance that a Fund will realize its investment objective, and an investment in a Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in a Fund, or a Fund could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has spread internationally. The outbreak has resulted in closing borders and quarantines, enhanced health screenings, cancellations, disrupted supply chains and customer activity, and has produced general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect national and global economies, individual companies and the market in general in a manner that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other pre-existing political, social and economic risks in a country or region. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

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Please retain this supplement for your reference.

THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI U.S. Small Cap Equity Fund

Class I Shares (Ticker: SCLVX)
Class A Shares (Ticker: LVSMX)
Class C Shares (Ticker: SMLVX)

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)
Class A Shares (Ticker: SGLAX)
Class C Shares (Ticker: SGLOX)

Supplement dated April 30, 2020

to the Statement of Additional Information (“SAI”) dated February 28, 2020

The following supplements the information in the SAI section entitled “Non-Principal Investment Policies and Risks”:

Equity Swaps. To the extent consistent with their investment objectives and strategies, the Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may be used by a Fund for hedging purposes, in anticipation of the purchase of securities, for liquidity management purposes, or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund’s obligations, the Funds and the Adviser believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P® Global Ratings Services (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

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Please retain this supplement for your reference.